Equity Awards and Warrants - Warrants Activity (Details) $ / shares in Units, $ in Thousands	9 Months Ended
Feb. 28, 2023 USD ($) $ / shares shares
Equity Awards and Warrants
Warrants outstanding beginning of period | shares	73,248
Granted | shares	119,022
Exercised | shares	(4,965)
Forfeited, expired, and cancelled | shares	(7,412)
Warrants outstanding at end of period | shares	179,893
Warrants outstanding and exercisable | shares	179,893
Outstanding at the beginning of the year (in dollars per share) | $ / shares	$ 0.59
Granted | $ / shares	0.25
Exercised | $ / shares	0.75
Forfeited, expired, and cancelled | $ / shares	0.75
Outstanding at the end of the year (in dollars per share) | $ / shares	0.33
Warrants outstanding and exercisable | $ / shares	$ 0.33
Weighted average remaining contractual life in years beginning	3 years 2 months 4 days
Weighted average remaining contractual life in years end of period	4 years 4 months 20 days
Weighted average remaining contractual life in years exercisable	4 years 4 months 20 days
Aggregate intrinsic value outstanding of beginning | $	$ 352
Aggregate intrinsic value outstanding of end period | $	12,245
Aggregate intrinsic value exercisable | $	$ 12,245